Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 850,215	$ 222,203
Deferred revenue	510,715	399,820
Accrued interest	352,374	270,576
Operating lease liabilities (Note 17)	173,595	49,423
Derivative liabilities (Note 12)	71,197	167,303
Accounts payable, accrued expenses and other liabilities	$ 1,958,096	$ 1,109,325